FAIR VALUES - Fair Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 9,871,903	$ 773,961	$ 31,649,050
Equity investments
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	87,131	7,891
Grupo Financiero Galicia S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	74,881	$ 7,891
Pampa Holding S.A
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	8,286
Loma Negra S.A.
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	3,179
Others
Disclosure of fair value measurement of assets and liability [line items]
Equity instruments measured at Fair Value with changes in profit or loss	$ 785